JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
August 1, 2011
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
On behalf of the Trust, transmitted herewith please find the Registration Statement on Form N-14, including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Form of Proxy Card, and relevant exhibits, with respect to the acquisition of assets of John Hancock U.S. Core Fund, a series of John Hancock Funds III, for shares of John Hancock U.S. Equity Fund, a series of the Trust. Pursuant to Rule 488 under the Securities Act of 1933, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on September 1, 2011.
This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.
If you have any questions or comments, please call me at 617-663-2261.
Sincerely,

/s/ Christopher Sechler Christopher Sechler
Assistant Secretary